Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Schedule of Lease Liability
The analysis of lease liabilities is presented below:

Lease liabilities
$
As at January 1, 2024	1,787,702
Additions	225,761
Interest accretion on lease liabilities	86,407
Payments	(534,055)
Foreign exchange impact	(147,119)
As at December 31, 2024	1,418,696
Interest accretion on lease liabilities	26,954
Payments	(287,314)
Reassessment of lease liability	(160,014)
As at June 30, 2025	998,322

Current	566,590
Non-current	431,732
As at June 30, 2025	998,322

Disclosure of Undiscounted Lease Payment
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	June 30, 2025	December 31, 2024
Undiscounted future lease payments	$	$

Less than 1 year	593,494	664,254
More than 1 year but less than 5 years	446,451	827,500
Total	1,039,945	1,491,754